Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 100,991	$ 101,486	$ 99,697
FVTPL Securities	12,904	12,280	11,611
FVOCI Securities	68,668	66,696	62,440
Business and Government Loans	221,253	207,765	194,456
Investment contract liabilities	952		800
Derivative Assets
Derivative Assets	20,627	21,633	26,204
Derivative Liabilities
Derivative Liabilities	21,549	$ 23,188	24,411
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	100,991		99,697
FVTPL Securities	12,904		11,611
FVOCI Securities	68,668		62,440
Business and Government Loans	2,816		1,450
Securities sold but not yet purchased	32,023		28,804
Structured note liabilities and other note liabilities	16,142		14,186
Investment contract liabilities	952		800
Fair value liabilities	49,117		43,790
Derivative Assets
Derivative Assets	20,627		26,204
Derivative Liabilities
Derivative Liabilities	21,549		24,411
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,841		10,320
FVTPL Securities	525		431
FVOCI Securities	12,928		12,805
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,813		8,702
FVTPL Securities	1,082		946
FVOCI Securities	7,606		6,862
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,339		9,517
FVTPL Securities	71		69
FVOCI Securities	17,469		16,823
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	673		1,216
FVOCI Securities	4,069		3,655
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,879		1,411
FVTPL Securities	31
FVOCI Securities	6,382		4,790
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,634		9,184
FVTPL Securities	6		7
FVOCI Securities	15,196		13,687
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,630		9,198
FVTPL Securities	7,695		6,821
FVOCI Securities	4,949		3,756
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	263		199
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	49,919		49,950
FVTPL Securities	3,494		3,337
FVOCI Securities	69		62
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,732		8,977
Derivative Liabilities
Derivative Liabilities	6,741		8,634
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9,511		12,999
Derivative Liabilities
Derivative Liabilities	10,571		11,854
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,374		2,060
Derivative Liabilities
Derivative Liabilities	1,212		1,456
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	959		2,158
Derivative Liabilities
Derivative Liabilities	2,924		2,430
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	51		10
Derivative Liabilities
Derivative Liabilities	101		37
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	76,943		76,852
FVTPL Securities	2,321		2,172
FVOCI Securities	34,408		37,232
Securities sold but not yet purchased	27,930		26,336
Fair value liabilities	27,930		26,336
Derivative Assets
Derivative Assets	303		486
Derivative Liabilities
Derivative Liabilities	296		557
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,176		9,107
FVTPL Securities	434		328
FVOCI Securities	10,692		11,978
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,998		4,013
FVTPL Securities	285		219
FVOCI Securities	4,744		3,315
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,516		9,465
FVTPL Securities	1		69
FVOCI Securities	15,302		16,823
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	47		78
FVOCI Securities			14
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,231		1,210
FVOCI Securities	2,544		3,143
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	35		60
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,022		2,973
FVTPL Securities	79		178
FVOCI Securities	1,126		1,959
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	49,918		49,946
FVTPL Securities	1,522		1,378
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	7		18
Derivative Liabilities
Derivative Liabilities	13		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	5		16
Derivative Liabilities
Derivative Liabilities	3		2
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	113		166
Derivative Liabilities
Derivative Liabilities	182		295
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	178		286
Derivative Liabilities
Derivative Liabilities	98		246
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	23,826		22,583
FVTPL Securities	8,676		7,614
FVOCI Securities	34,190		25,145
Business and Government Loans	644
Securities sold but not yet purchased	4,093		2,468
Structured note liabilities and other note liabilities	16,142		14,186
Investment contract liabilities	952		800
Fair value liabilities	21,187		17,454
Derivative Assets
Derivative Assets	20,324		25,718
Derivative Liabilities
Derivative Liabilities	21,253		23,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,665		1,213
FVTPL Securities	91		103
FVOCI Securities	2,236		827
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,815		4,689
FVTPL Securities	797		727
FVOCI Securities	2,862		3,547
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	823		52
FVTPL Securities	70
FVOCI Securities	2,167
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	626		1,138
FVOCI Securities	4,068		3,640
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	648		201
FVTPL Securities	31
FVOCI Securities	3,838		1,647
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,384		8,869
FVTPL Securities	6		7
FVOCI Securities	15,196		13,687
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,601		6,218
FVTPL Securities	7,616		6,643
FVOCI Securities	3,823		1,797
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	263		199
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1		4
FVTPL Securities	65		134
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,725		8,959
Derivative Liabilities
Derivative Liabilities	6,728		8,620
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9,506		12,983
Derivative Liabilities
Derivative Liabilities	10,568		11,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,261		1,894
Derivative Liabilities
Derivative Liabilities	1,030		1,161
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	781		1,872
Derivative Liabilities
Derivative Liabilities	2,826		2,183
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	51		10
Derivative Liabilities
Derivative Liabilities	101		36
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	222		262
FVTPL Securities	1,907		1,825
FVOCI Securities	70		63
Business and Government Loans	2,172		1,450
Derivative Liabilities
Derivative Liabilities			2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	215		255
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,907		1,825
FVOCI Securities	$ 69		62
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities			1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities			$ 1